Fair Value Measurements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of warrant liabilities		$ 25,959	$ 908	$ 6,064	$ 292
Junior
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of warrant liabilities		0	785
Exercise price of warrants or rights extended value cap	$ 5,000
Series B-1
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of warrant liabilities		$ 106	$ 123
Public Warrants
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading price of public warrants (in dollars per share)		$ 1.66